Wells, Pipelines, Properties, Plant and Equipment, Net - Assumptions to Determine NPV of Cash Flows (Details) - Pemex Industrial Transformation	6 Months Ended		12 Months Ended
	Jun. 30, 2023 USD ($) Exchange_Rate billionCubicMetersPerDay MMBbls	Jun. 30, 2022 USD ($) Exchange_Rate MMBbls billionCubicMetersPerDay	Dec. 31, 2022 MXN ($)
Disclosure of detailed information about property, plant and equipment [line items]
Rate of U.S.$	0.1410		0.1416
Refining
Disclosure of detailed information about property, plant and equipment [line items]
Average crude oil Price (U.S.$) | $	$ 75.2	$ 100.15
Processed volume | MMBbls	903	889
Rate of U.S.$	17.0720	19.9847
Useful lives of the cash-generating units (year average)	11 years	12 years
Pre-tax discount rate	14.10%	10.59%
Gas
Disclosure of detailed information about property, plant and equipment [line items]
Processed volume | billionCubicMetersPerDay	2,575	2,148
Rate of U.S.$	17.0720	19.9847
Useful lives of the cash-generating units (year average)	6 years	7 years
Pre-tax discount rate	13.26%	10.62%
Petrochemicals
Disclosure of detailed information about property, plant and equipment [line items]
Rate of U.S.$	17.0720	19.9847
Useful lives of the cash-generating units (year average)	5 years	5 years
Pre-tax discount rate	10.46%	8.82%
Ethylene
Disclosure of detailed information about property, plant and equipment [line items]
Rate of U.S.$	17.0720	19.9847
Useful lives of the cash-generating units (year average)	5 years	5 years
Pre-tax discount rate	10.46%	8.82%
Fertilizers
Disclosure of detailed information about property, plant and equipment [line items]
Rate of U.S.$	17.0720	19.9847
Useful lives of the cash-generating units (year average)	5 years	5 years
Pre-tax discount rate	13.05%	10.49%